Trade Accounts Receivable, Net (Tables) - Trade receivables [member]	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Disclosure of Accounts Receivable, Net

	December 31, 2018		December 31, 2017
Trade accounts receivables	Ps.	25,615	Ps.	26,856
The Coca-Cola Company (see Note 14)		1,173		2,054
Loans to employees		108		128
Heineken Group (see Note 14)		768		999
Former shareholders of Vonpar (see Note 14)		—		1,219
Others		2,614		2,435
Allowance for expected credit losses		(2,114)		(1,375)

	Ps.	28,164	Ps.	32,316

Disclosure of Aging of Accounts Receivable (Days Current or Outstanding)

Aging of accounts receivable (days current or outstanding)	December 31, 2018		December 31, 2017
Current	Ps.	22,789	Ps.	25,537
0-30 days		4,081		5,009
31-60 days		869		838
61-90 days		598		398
91-120 days		241		383
120+ days		1,700		1,527

Total	Ps.	30,278	Ps.	33,691

Disclosure of Changes in Allowance for Expected Credit Losses

7.2 Changes in the allowance for expected credit losses

	2018		2017		2016
Balance at the beginning of the period	Ps.	1,375	Ps.	1,193	Ps.	849
Effect of adoption of IFRS 9		468		—		—

Adjusted balance at the beginning of the period		1,843		1,193		849
Allowance for the period		348		530		467
Additions (write-offs) of uncollectible accounts (1)		(402)		(400)		(418)
Addition from business combinations		1		86		94
Effects of changes in foreign exchange rates		324		(32)		201
Effect of Venezuela deconsolidation		—		(2)		—

Balance at the end of the period	Ps.	2,114	Ps.	1,375	Ps.	1,193

(1)	In 2018, includes the effect of Coca-Cola FEMSA Philippines, Inc. sale for an aggregate amount of $ 82.